Non-current assets investment in associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets [abstract]
Investments in associates accounted for using equity method	€ 3,955	€ 3,023	€ 2,038
Increase decrease in investments in associates exchange rate	(385)
Scope changes	€ 1,273